SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, Gross	$ 1,979,611	$ 1,713,324
Less: accumulated depreciation	898,864	664,518
Property and equipment, net	1,080,747	1,048,806
Electronic Bicycle [Member]
Property and equipment, Gross	1,719,776	1,463,948
Furniture and Fixtures [Member]
Property and equipment, Gross	181,360	168,595
Vehicles [Member]
Property and equipment, Gross	$ 78,475	$ 80,781